Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Remaining intangible assets	$ 146	$ 154
Intangible Asset, Useful Life	20 years
Brand Names [Member]
Intangible Assets [Line Items]
Intangible assets carrying amount	$ 118,733	118,025
Intangible Asset, Useful Life	20 years
Archived Images [Member]
Intangible Assets [Line Items]
Intangible assets carrying amount	$ 502	$ 499
L’Officiel [Member] | Brand Names [Member]
Intangible Assets [Line Items]
Intangible assets carrying amount	92,670
L’Officiel [Member] | Archived Images [Member]
Intangible Assets [Line Items]
Intangible assets carrying amount	502
The Art Newspaper [Member]
Intangible Assets [Line Items]
Intangible assets carrying amount	$ 25,936
Minimum [Member] | L’Officiel [Member]
Intangible Assets [Line Items]
Growth rate percentage	1.60%
Minimum [Member] | The Art Newspaper [Member]
Intangible Assets [Line Items]
Growth rate percentage	1.80%
Maximum [Member] | L’Officiel [Member]
Intangible Assets [Line Items]
Growth rate percentage	2.10%
Maximum [Member] | The Art Newspaper [Member]
Intangible Assets [Line Items]
Growth rate percentage	2.10%